Revenue (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Revenues	$ 9,587	$ 7,143	$ 9,633	$ 14,572	$ 18,840
Expected breakage recognized	715
Revenue recognized	845
Single Customer [Member]
IfrsStatementLineItems [Line Items]
Revenues	$ 7,593	$ 6,337		$ 13,560